United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-7309

(Investment Company Act File Number)

Federated Total Return Government Bond Fund
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  02/28/11

Date of Reporting Period:  Six months ended 08/31/10

Item 1.                      Reports to Stockholders

Federated Total Return Government Bond Fund

SEMI-ANNUAL SHAREHOLDER REPORT

August 31, 2010

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 8/31/2010	Year Ended February 28 or 29,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$11.32	$11.36	$11.20	$10.67	$10.66	$10.86
Income From Investment Operations:
Net investment income	0.16	0.40	0.50	0.53	0.51	0.49
Net realized and unrealized gain (loss) on investments and futures contracts	0.41	(0.02)	0.16	0.53	0.01	(0.20)
TOTAL FROM INVESTMENT OPERATIONS	0.57	0.38	0.66	1.06	0.52	0.29
Less Distributions:
Distributions from net investment income	(0.16)	(0.39)	(0.50)	(0.53)	(0.51)	(0.49)
Distributions from net realized gain on investments	(0.03)	(0.03)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.19)	(0.42)	(0.50)	(0.53)	(0.51)	(0.49)
Net Asset Value, End of Period	$11.70	$11.32	$11.36	$11.20	$10.67	$10.66
Total Return[1]	5.08%	3.40%	6.07%	10.28%	5.04%	2.68%
Ratios to Average Net Assets:
Net expenses	0.28%[2]	0.26%	0.26%	0.26%	0.27%	0.30%
Net investment income	2.71%[2]	3.42%	4.43%	4.95%	4.84%	4.52%
Expense waiver/reimbursement[3]	0.17%[2]	0.22%	0.38%	0.39%	0.41%	0.52%
Supplemental Data:
Net assets, end of period (000 omitted)	$722,328	$647,680	$464,550	$458,053	$399,423	$284,131
Portfolio turnover	30%	75%	47%	77%	100%	80%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	30%	71%	42%	55%	77%	80%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 8/31/2010	Year Ended February 28 or 29,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$11.32	$11.36	$11.20	$10.67	$10.66	$10.86
Income From Investment Operations:
Net investment income	0.14	0.36	0.46	0.50	0.47	0.46
Net realized and unrealized gain (loss) on investments and futures contracts	0.41	(0.02)	0.16	0.53	0.01	(0.20)
TOTAL FROM INVESTMENT OPERATIONS	0.55	0.34	0.62	1.03	0.48	0.26
Less Distributions:
Distributions from net investment income	(0.14)	(0.35)	(0.46)	(0.50)	(0.47)	(0.46)
Distributions from net realized gain on investments	(0.03)	(0.03)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.17)	(0.38)	(0.46)	(0.50)	(0.47)	(0.46)
Net Asset Value, End of Period	$11.70	$11.32	$11.36	$11.20	$10.67	$10.66
Total Return[1]	4.90%	3.05%	5.71%	9.92%	4.69%	2.39%[2]
Ratios to Average Net Assets:
Net expenses	0.62%[3]	0.60%	0.60%	0.60%	0.61%	0.60%
Net investment income	2.36%[3]	3.10%	4.06%	4.62%	4.50%	4.22%
Expense waiver/reimbursement[4]	0.32%[3]	0.37%	0.51%	0.51%	0.50%	0.59%
Supplemental Data:
Net assets, end of period (000 omitted)	$196,936	$173,789	$144,068	$112,299	$89,430	$61,601
Portfolio turnover	30%	75%	47%	77%	100%	80%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	30%	71%	42%	55%	77%	80%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	During the period ended February 28, 2006, the Fund was reimbursed by an affiliated shareholder services provider, which had an impact of 0.01% on the total return.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2010 to August 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 3/1/2010	Ending Account Value 8/31/2010	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,050.80	$1.45
Institutional Service Shares	$1,000	$1,049.00	$3.20
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.79	$1.43
Institutional Service Shares	$1,000	$1,022.08	$3.16
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.28%
Institutional Service Shares	0.62%
Semi-Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)

At August 31, 2010, the Fund's portfolio composition1 was as follows:

Type of Investment	Percentage of Total Net Assets
U.S. Treasury Securities	55.0%
U.S. Government Agency Securities	36.5%
FDIC-Guaranteed Debt	7.3%
U.S. Government Agency Mortgage-Backed Securities[2]	0.0%
Securities Lending Collateral[3]	16.2%
Cash Equivalents[4]	0.9%
Other Assets and Liabilities — Net[5]	(15.9)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Represents less than 0.1%.
3	Represents cash collateral received from portfolio securities on loan which are invested in short-term investments such as repurchase agreements or money market mutual funds.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing Securities Lending Collateral.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments

August 31, 2010 (unaudited)

Principal Amount or Shares			Value
		U.S. Treasury – 55.0%
		U.S. Treasury Bonds – 14.5%
$2,200,000		11.250%, 2/15/2015	3,165,519
5,500,000		7.250%, 5/15/2016 - 8/15/2022	7,483,005
2,050,000		8.750%, 5/15/2017	2,949,310
1,000,000		8.125%, 5/15/2021	1,518,594
4,000,000		7.125%, 2/15/2023	5,813,125
37,500,000		6.250%, 8/15/2023 - 5/15/2030	51,825,001
1,500,000		7.500%, 11/15/2024	2,298,164
9,200,000		7.625%, 2/15/2025	14,284,437
7,000,000		6.875%, 8/15/2025	10,297,656
8,000,000		3.500%, 2/15/2039	7,969,375
13,000,000		4.375%, 5/15/2040	15,026,172
10,000,000		3.875%, 8/15/2040	10,649,219
		TOTAL	133,279,577
		U.S. Treasury Inflation-Protected Notes – 6.3%
13,075,530		0.500%, 4/15/2015	13,322,146
42,839,150		1.375%, 1/15/2020	44,687,591
		TOTAL	58,009,737
		U.S. Treasury Notes – 34.2%
15,000,000		1.000%, 12/31/2011	15,123,239
24,400,000		4.750%, 5/31/2012	26,240,961
49,000,000	[1]	1.375%, 10/15/2012 - 3/15/2013	49,923,535
18,250,000		1.750%, 4/15/2013	18,780,458
25,000,000	[1]	0.750%, 8/15/2013	25,033,203
39,600,000		4.250%, 8/15/2013 - 8/15/2015	44,590,207
15,000,000		1.875%, 4/30/2014	15,513,728
23,500,000	[1]	2.625%, 6/30/2014 - 8/15/2020	24,373,417
10,000,000		2.375%, 8/31/2014	10,521,030
44,000,000	[1]	2.500%, 3/31/2015 - 4/30/2015	46,527,477
10,000,000		2.125%, 5/31/2015	10,399,210
18,380,000		5.125%, 5/15/2016	21,985,823
4,100,000		4.500%, 5/15/2017	4,787,019
		TOTAL	313,799,307
		TOTAL U.S. TREASURY (IDENTIFIED COST $466,120,580)	505,088,621
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		GOVERNMENT AGENCIES – 36.5%
		Federal Farm Credit System – 1.2%
$1,000,000		1.200%, 7/13/2011	1,007,215
500,000		5.550%, 7/23/2014	580,202
1,000,000		4.300%, 12/15/2014	1,117,838
1,000,000		5.200%, 1/7/2015	1,156,728
1,000,000		5.570%, 11/23/2016	1,203,334
249,000		5.800%, 11/10/2021	314,678
5,000,000		5.410%, 4/17/2036	6,085,916
		TOTAL	11,465,911
		Federal Home Loan Bank System – 11.6%
3,000,000		5.125%, 9/10/2010	3,003,725
12,500,000		1.625%, 7/27/2011	12,647,153
500,000		2.100%, 9/6/2011	509,620
35,000,000		1.875%, 6/20/2012	35,800,373
1,000,000		1.650%, 12/10/2012	1,003,164
1,000,000		2.375%, 5/13/2013	1,040,771
12,000,000		3.625%, 10/18/2013	13,007,534
1,000,000		2.250%, 11/26/2013	1,003,678
1,000,000		2.750%, 12/12/2014	1,058,542
1,000,000		4.650%, 12/17/2014	1,011,910
1,000,000		2.875%, 6/12/2015	1,056,932
16,100,000	[1]	4.750%, 9/11/2015 - 12/16/2016	18,475,142
14,000,000	[1]	5.375%, 5/18/2016	16,682,039
500,000		2.000%, 10/28/2016	507,317
		TOTAL	106,807,900
		Federal Home Loan Mortgage Corporation – 11.1%
40,000,000		2.000%, 4/27/2012	40,424,180
12,000,000		4.625%, 10/25/2012	13,000,225
8,000,000		1.800%, 2/25/2013	8,047,663
10,000,000		1.875%, 3/8/2013	10,068,526
18,000,000		4.750%, 1/19/2016	20,747,131
5,000,000		5.125%, 11/17/2017	5,941,608
70,000		6.750%, 9/15/2029	97,381
3,000,000		5.625%, 11/23/2035	3,415,942
		TOTAL	101,742,656
		Federal National Mortgage Association – 7.4%
1,000,000		5.250%, 8/1/2012	1,079,845
10,000,000		4.000%, 1/18/2013	10,131,323
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
$20,000,000	1.250%, 8/20/2013	20,168,726
6,000,000	2.875%, 12/11/2013	6,365,801
14,500,000	2.000%, 6/23/2014	14,638,056
12,000,000	3.000%, 9/29/2014	12,287,481
1,000,000	4.125%, 2/11/2015	1,015,537
1,000,000	4.250%, 3/4/2015	1,018,517
1,000,000	5.380%, 10/29/2015	1,007,391
	TOTAL	67,712,677
	Tennessee Valley Authority Bonds – 5.2%
37,550,000	5.500%, 7/18/2017	45,093,543
2,000,000	5.250%, 9/15/2039	2,383,383
	TOTAL	47,476,926
	TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $320,826,958)	335,206,070
	Mortgage-Backed Securities – 0.0%
	Federal National Mortgage Association – 0.0%
3,308	7.500%, 6/1/2012	3,459
	Government National Mortgage Association – 0.0%
41,977	7.500%, 10/15/2026 - 10/15/2027	48,024
44,066	8.000%, 10/15/2027	50,820
138,511	6.500%, 10/15/2031	155,339
	TOTAL	254,183
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $231,687)	257,642
	Collateralized Mortgage Obligations – 0.0%
	Federal National Mortgage Association REMIC – 0.0%
15,517	REMIC 1988-16 B, 9.500%, 6/25/2018	17,681
6,563	REMIC 1989-35 G, 9.500%, 7/25/2019	7,257
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $23,640)	24,938
	FDIC-Guaranteed Debt – 7.3%
12,500,000	Citibank NA, New York, 1.500%, 7/12/2011	12,634,526
28,000,000	Citibank NA, New York, 1.375%, 8/10/2011	28,294,350
10,000,000	General Electric Capital Corp., 3.000%, 12/9/2011	10,329,696
15,000,000	General Motor Acceptance Corp., LLC, 2.200%, 12/19/2012	15,503,112
500,000	New York Community Bancorp, Inc., 3.000%, 12/16/2011	516,667
	TOTAL FDIC-GUARANTEED DEBT (IDENTIFIED COST $66,279,147)	67,278,351
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		MUTUAL FUND – 0.9%
8,572,045	[2,3]	Federated Government Obligations Fund, Institutional Shares, 0.07% (AT NET ASSET VALUE)	8,572,045
		Repurchase Agreement – 16.2%
$149,116,000		Interest in $8,035,000,000 joint repurchase agreement 0.25%, dated 8/31/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $8,035,055,799 on 9/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $8,233,620,614 (purchased with proceeds from securities lending collateral). (AT COST)	149,116,000
		TOTAL INVESTMENTS — 115.9% (IDENTIFIED COST $1,011,170,057)[4]	1,065,543,667
		OTHER ASSETS AND LIABILITIES - NET — (15.9)%[5]	(146,280,027)
		TOTAL NET ASSETS — 100%	$919,263,640
1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
2	Affiliated company.
3	7-Day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities such as repurchase agreements or money market mutual funds.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of August 31, 2010, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$ —	$505,088,621	$ —	$505,088,621
Government Agencies	—	335,206,070	—	335,206,070
Mortgage-Backed Securities	—	257,642	—	257,642
Collateralized Mortgage Obligations	—	24,938	—	24,938
FDIC-Guaranteed Debt	—	67,278,351	—	67,278,351
Mutual Fund	8,572,045	—	—	8,572,045
Repurchase Agreement	—	149,116,000	—	149,116,000
TOTAL SECURITIES	$8,572,045	$1,056,971,622	$ —	$1,065,543,667

The following acronym is used throughout this portfolio:

REMIC	— Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

August 31, 2010 (unaudited)

Assets:
Investments in repurchase agreements	$149,116,000
Investments in securities	916,427,667
Total investments in securities, at value including $145,373,781 of securities loaned and $8,572,045 of investments in an affiliated issuer (Note 5) (identified cost $1,011,170,057)		$1,065,543,667
Income receivable		5,519,972
Receivable for investments sold		11,822,691
Receivable for shares sold		707,468
TOTAL ASSETS		1,083,593,798
Liabilities:
Payable for investments purchased	13,195,027
Payable for shares redeemed	1,413,649
Payable for collateral due to broker for securities lending	149,116,000
Income distribution payable	499,151
Payable for distribution services fee (Note 5)	15,553
Payable for shareholder services fee (Note 5)	42,095
Accrued expenses	48,683
TOTAL LIABILITIES		164,330,158
Net assets for 78,544,834 shares outstanding		$919,263,640
Net Assets Consist of:
Paid-in capital		$861,184,448
Net unrealized appreciation of investments		54,373,610
Accumulated net realized gain on investments and futures contracts		3,715,131
Distributions in excess of net investment income		(9,549)
TOTAL NET ASSETS		$919,263,640
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($722,328,089 ÷ 61,718,122 shares outstanding), no par value, unlimited shares authorized		$11.70
Institutional Service Shares:
Net asset value per share ($196,935,551 ÷ 16,826,712 shares outstanding), no par value, unlimited shares authorized		$11.70

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended August 31, 2010 (unaudited)

Investment Income:
Dividends received from an affiliated issuer (Note 5)			$3,572
Interest (including income on securities loaned of $24,068)			13,117,910
TOTAL INCOME			13,121,482
Expenses:
Investment adviser fee (Note 5)		$1,319,084
Administrative personnel and services fee (Note 5)		343,786
Custodian fees		18,649
Transfer and dividend disbursing agent fees and expenses		123,662
Directors'/Trustees' fees		8,113
Auditing fees		11,862
Legal fees		2,693
Portfolio accounting fees		81,771
Distribution services fee — Institutional Service Shares (Note 5)		229,280
Shareholder services fee — Institutional Service Shares (Note 5)		223,120
Share registration costs		30,421
Printing and postage		18,089
Insurance premiums		3,089
Miscellaneous		5,377
TOTAL EXPENSES		2,418,996
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(732,774)
Waiver of administrative personnel and services fee	(9,179)
Waiver of distribution services fee — Institutional Service Shares	(140,579)
TOTAL WAIVERS AND REIMBURSEMENT		(882,532)
Net expenses			1,536,464
Net investment income			11,585,018
Realized and Unrealized Gain on Investments:
Net realized gain on investments			3,661,045
Net change in unrealized appreciation of investments			28,513,890
Net realized and unrealized gain on investments			32,174,935
Change in net assets resulting from operations			$43,759,953

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 8/31/2010	Year Ended 2/28/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$11,585,018	$26,856,367
Net realized gain on investments	3,661,045	2,563,295
Net change in unrealized appreciation/depreciation of investments	28,513,890	(7,085,291)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	43,759,953	22,334,371
Distributions from net investment income
Institutional Shares	(9,912,081)	(21,657,464)
Institutional Service Shares	(2,297,604)	(5,343,161)
Distributions from net realized gain on investments
Institutional Shares	(1,539,843)	(1,674,158)
Institutional Service Shares	(404,965)	(442,757)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(14,154,493)	(29,117,540)
Share Transactions:
Proceeds from sale of shares	108,481,286	463,507,148
Proceeds from shares issued in connection with the tax-free transfer of assets from Trustco Bank Fixed Income Discretionary Common Fund	37,425,297	—
Net asset value of shares issued to shareholders in payment of distributions declared	10,341,334	21,612,543
Cost of shares redeemed	(88,058,576)	(265,485,643)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	68,189,341	219,634,048
Change in net assets	97,794,801	212,850,879
Net Assets:
Beginning of period	821,468,839	608,617,960
End of period (including undistributed (distributions in excess of) net investment income of $(9,549) and $615,118, respectively)	$919,263,640	$821,468,839

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements

August 31, 2010 (unaudited)

1. ORGANIZATION

Federated Total Return Government Bond Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust offers two classes of shares: Institutional Shares and Institutional Service Shares. All shares of the Trust have equal rights with respect to voting, except on class-specific matters. The investment objective of the Trust is to pursue total return consistent with current income.

On March 19, 2010, the Trust received assets from Trustco Bank Fixed Income Discretionary Common Fund as the result of the tax-free reorganization as follows:

Shares of the Trust Issued	Trustco Bank Fixed Income Discretionary Common Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Trust Immediately Prior to Combination	Net Assets of the Trust Immediately After Combination
3,317,846	$37,425,297	$656,172	$819,056,568	$856,481,865
1	Unrealized Appreciation is included in the Trustco Bank Fixed Income Discretionary Common Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Trust generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Trust cannot obtain a price or price evaluation from a pricing service for an investment, the Trust may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Trust uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Trust could purchase or sell an investment at the price used to calculate the Trust's NAV.

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Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Trust normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Trust normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trust may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Trust will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Trust to require the other party to a repurchase agreement to transfer to the Trust's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Trust holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Trust has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

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The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Trust to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Trust in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Trust may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Trust's Adviser and its affiliates. The Trust will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Trust's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended
August 31, 2010, the Trust did not have a liability for any uncertain tax positions. The Trust recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of August 31, 2010, tax years 2007 through 2010 remain subject to examination by the Trust's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

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The Trust may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Trust agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Trust records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Trust.

Dollar-Roll Transactions

The Trust may engage in dollar-roll transactions in which the Trust sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage-backed securities. The Trust treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.

Securities Lending

The Trust participates in a securities lending program providing for the lending of government securities to qualified brokers. The Trust normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Trust, according to agreed-upon rates.

As of August 31, 2010, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$145,373,781	$149,116,000

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 8/31/2010		Year Ended 2/28/2010
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	5,718,413	$65,296,800	31,611,286	$362,205,695
Proceeds from shares issued in connection with the tax-free transfer of assets from Trustco Bank Fixed Income Discretionary Common Fund	3,317,846	37,425,297	—	—
Shares issued to shareholders in payment of distributions declared	676,429	7,733,964	1,421,561	16,129,341
Shares redeemed	(5,190,774)	(59,193,287)	(16,717,441)	(189,380,725)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	4,521,914	$51,262,774	16,315,406	$188,954,311
	Six Months Ended 8/31/2010		Year Ended 2/28/2010
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	3,782,367	$43,184,486	8,909,600	$101,301,453
Shares issued to shareholders in payment of distributions declared	228,016	2,607,370	482,976	5,483,202
Shares redeemed	(2,531,092)	(28,865,289)	(6,722,752)	(76,104,918)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	1,479,291	$16,926,567	2,669,824	$30,679,737
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	6,001,205	$68,189,341	18,985,230	$219,634,048

4. FEDERAL TAX INFORMATION

At August 31, 2010, the cost of investments for federal tax purposes was $1,011,170,057. The net unrealized appreciation of investments for federal tax purposes was $54,373,610. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $54,452,079 and net unrealized depreciation from investments for those securities having an excess of cost over value of $78,469.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Trust's investment adviser (the “Adviser”). The advisory agreement between the Trust and the Adviser provides for an annual fee equal to 0.30% of the Trust's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended August 31, 2010, the Adviser voluntarily waived $723,182 of its fee.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended August 31, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Trust. FAS waived $9,179 of its fee.

Distribution Services Fee

The Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Trust will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Trust's Institutional Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Trust may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended August 31, 2010, FSC voluntarily waived $140,579 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended August 31, 2010, FSC retained $88,701 of fees paid by the Trust.

Shareholder Services Fee

The Trust may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Trust's Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Trust for Service Fees. For the six months ended August 31, 2010, FSSC received $409 of fees paid by the Trust. An amendment to the Shareholder Services Agreement to reduce the Service Fees for the Trust's Institutional Shares from 0.25% to 0.00% became effective for the Trust on April 30, 2009.

Expense Limitation

The Adviser and its affiliates (which may include FAS, FSC and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Trust's Institutional Shares and Institutional Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.28% and 0.62% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): Semi-Annual Shareholder Report

(a) April 30, 2011; or (b) the date of the Trust's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Trust for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended August 31, 2010, the Adviser reimbursed $9,592. Transactions with the affiliated company during the six months ended August 31, 2010, were as follows:

Affiliate	Balance of Shares Held 2/28/2010	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 8/31/2010	Value	Dividend Income
Federated Government Obligations Fund, Institutional Shares	26,268,126	124,174,233	141,870,314	8,572,045	$8,572,045	$3,572

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the six months ended August 31, 2010, were as follows:

Purchases	$2,513,340
Sales	$2,005,000

7. LINE OF CREDIT

The Trust participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Trust by PNC Bank at the time of the borrowing. As of August 31, 2010, there were no outstanding loans. During the six months ended August 31, 2010, the Trust did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Trust, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Trust to borrow from other participating affiliated funds. As of August 31, 2010, there were no outstanding loans. During the six months ended August 31, 2010, the program was not utilized.

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9. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

10. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

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Evaluation and Approval of Advisory Contract - May 2010

Federated Total Return Government Bond Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the periods covered by the report, the Fund's performance for the three-year and five-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to Semi-Annual Shareholder Report the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers. In this regard, it was noted that in November 2008, the Fund's contractual advisory fee was reduced by 20 basis points.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Semi-Annual Shareholder Report circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Trust's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Federated Total Return Government Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31429A105
Cusip 31429A204

G01393-01 (10/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Total Return Government Bond Fund

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	October 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	October 20, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	October 20, 2010